UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6506
Intermediate Muni Fund, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

INTERMEDIATE MUNI FUND, INC.

FORM N-Q

MARCH 31, 2005

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Alabama - 3.5%
$3,000,000	AAA	Alabama State Public School & College Authority Revenue, 5.125% due 11/1/15 (b)	$3,178,109
1,225,000	AAA	Baldwin County, AL Board of Education, Capital Outlay School Warrants, AMBAC-Insured, 5.000% due 6/1/20	1,289,263
334,127	AAA	Birmingham, AL Medical Clinic Board Revenue, Baptist Medical Centers, 8.300% due 7/1/08 (c)	363,694
1,000,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, (Regency Pointe Inc.), Series B, 7.250% due 1/1/06	632,330
1,000,000	AAA	Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/15	1,076,230
			6,539,626
Alaska - 0.9%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.000% due 5/1/23 (d)	1,048,470
500,000	AAA	Anchorage, AK GO, Refunding, FGIC-Insured, 6.000% due 10/1/14	581,745
			1,630,215
Arizona - 1.1%
1,000,000	A2*	Arizona Educational Loan Marketing Corp., Educational Loan Revenue, Sub-Series, 6.625% due 9/1/05 (d)	1,003,770
		Maricopa County, AZ Hospital Revenue:
130,000	AAA	Samaritan Health Service, 7.625% due 1/1/08 (c)	138,475
684,000	AAA	St. Lukes Hospital Medical Center Project, 8.750% due 2/1/10 (c)	786,744
120,000	AAA	Pima County, AZ IDA, Single-Family Mortgage Revenue, Series A, GNMA/FNMA/FHLMC-Collateralized, 7.100% due 11/1/29 (d)	124,199
			2,053,188
Arkansas - 1.5%
1,500,000	BBB-	Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional Medical Center, 7.000% due 2/1/15	1,659,435
1,000,000	BB+	Warren, AR Solid Waste Disposal Revenue, (Potlatch Corp. Project), 7.000% due 4/1/12 (d)	1,100,050
			2,759,485
California - 5.3%
1,500,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20	1,568,745
3,000,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/17 (b)	3,148,799
795,000	NR	California Statewide COP, Community Development Authority Revenue Refunding, Hospital Triad Healthcare, 6.250% due 8/1/06 (c)	818,476
15,000	NR	Loma Linda, CA Community Hospital Corporation Revenue, 8.000% due 12/1/08 (c)	17,408
1,200,000	NR	Los Angeles, CA COP, Hollywood Presbyterian Medical Center, 9.625% due 7/1/13 (c)	1,503,504
500,000	NR	Los Angeles, CA School District, RITES, MBIA-Insured, 7.850% due 1/1/11 (e)	595,640

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
California - 5.3% (continued)
$1,450,000	AAA	Morgan Hill, CA School District, FGIC-Insured, 5.750% due 8/1/17	$1,634,962
395,000	AAA	San Francisco, CA Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (c)	469,189
130,000	AAA	San Leandro, CA Hospital Revenue, Vesper Memorial Hospital, AMBAC-Insured, 11.500% due 5/1/11 (c)	164,718
			9,921,441
Colorado - 4.2%
1,860,000	Aaa*	Broomfield, CO COP, Open Space Park & Recreational Facilities, AMBAC-Insured, 5.500% due 12/1/20 (b)	2,009,637
		Colorado Educational and Cultural Facilities Authority Revenue: Charter School:
1,000,000	Ba1*	Community Education Center, (Bromley East Project A), 7.000% due 9/15/20	1,033,360
500,000	Baa2*	University Lab School Project, (Call 6/1/11 @ 100), 6.125% due 6/1/21 (f)	572,385
1,350,000	AAA	University Lab School Project, 5.250% due 6/1/24	1,437,723
710,000	BBB	Denver, CO Health & Hospital Authority Healthcare Revenue, Series A, 6.250% due 12/1/16	742,092
1,765,000	AAA	Pueblo, CO Bridge Waterworks, Water Revenue Improvement, Series A, FSA-Insured 6.000% due 11/1/14	1,990,391
			7,785,588
Connecticut - 3.2%
2,000,000	AA	Connecticut State Health & Educational Facilities Authority Revenue, Bristol Hospital, Series B, 5.500% due 7/1/21 (b)	2,191,260
1,855,000	A	Connecticut State Special Obligation, Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (b)(d)	2,025,716
1,500,000	AAA	Connecticut State Special Tax Obligation Revenue, RITES, FSA-Insured, 7.850% due 10/1/09 (e)	1,771,260
			5,988,236
Florida - 4.5%
235,000	AAA	Lee County, FL Southwest Florida Regional Airport Revenue, MBIA-Insured, 8.625% due 10/1/09 (c)	265,559
1,625,000	NR	Lee Memorial Health System Board of Directors, FL Hospital Revenue, RITES, FSA-Insured, 8.554% due 4/1/10 (e)	1,989,715
2,000,000	NR	Old Palm Community Development District FL, Palm Beach Gardens, Series B, 5.375% due 5/1/14 (b)	2,007,740
		Orange County, FL Health Facilities Authority Revenue: Adventist Health Care:
1,500,000	A	6.250% due 11/15/24	1,670,565
545,000	AAA	Southern Adventist Hospital Project, 8.750% due 10/1/09 (c)	617,654

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Florida - 4.5% (continued)
$785,000	NR	First Mortgage, Health Care Facilities, 8.750% due 7/1/11	$786,303
595,000	NR	Sanford, FL Airport Authority IDR, (Central Florida Terminals Inc. Project A), 7.500% due 5/1/06 (d)	595,411
500,000	VMIG 1*	Sarasota County Florida Public Hospital Board Revenue, Sarasota Memorial Hospital, 2.330% due 7/1/37 (g)	500,000
			8,432,947
Georgia - 5.4%
1,000,000	Aaa*	Athens, GA Housing Authority, Student Housing Lease Revenue, (University of Georgia -East Campus Project), AMBAC-Insured, 5.250% due 12/1/23	1,066,060
2,120,000	AAA	Atlanta, GA Metropolitan Rapid Transit Authority, Sales Tax Revenue, Series E, 7.000% due 7/1/11 (b)(c)	2,459,836
650,000	A-	Chatham County, GA Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.000% due 1/1/17	705,178
2,895,000	AAA	Fulton County, GA Development Authority Revenue, Georgia Tech Athletic Association 5.500% due 10/1/17 (b)	3,202,072
1,000,000	AAA	Gainesville, GA Water & Sewer Revenue, FSA-Insured, 5.375% due 11/15/20	1,074,330
500,000	A	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	562,005
1,000,000	AAA	Griffin, GA Combined Public Utility Revenue, AMBAC-Insured, 5.000% due 1/1/21	1,056,790
			10,126,271
Illinois - 6.0%
535,000	C*	Bourbonnais, IL IDR Refunding, (Kmart Corp. Project), 6.600% due 10/1/06 (h)	5,350
1,500,000	AAA	Chicago, IL O’Hare International Airport Revenue, Lien A-2, 5.750% due 1/1/19 (d)	1,660,395
1,000,000	AAA	Cicero, IL GO, Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/21	1,060,970
1,080,000	AAA	Glendale Heights Illinois Hospital Revenue, (Glendale Heights Project), Series B, 7.100% due 12/1/15 (c)	1,277,791
1,000,000	AA	Harvey, IL GO, Refunding, 6.700% due 2/1/09	1,015,690
		Illinois Development Finance Authority Revenue:
500,000	BBB	Chicago Charter School Foundation Project A, 5.250% due 12/1/12	513,920
380,000	A	East St. Louis, 6.875% due 11/15/05	388,436
		Illinois Health Facilities Authority Revenue:
530,000	AAA	Methodist Medical Center Project, 9.000% due 10/1/10 (c)	611,387
515,000	AAA	Ravenswood Hospital Medical Center Project, 7.250% due 8/1/06 (c)	533,040
1,300,000	BB+	Illinois Health Facilities Authority Revenue Refunding, Friendship Village of Schaumburg, 6.650% due 12/1/06	1,302,470

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Illinois - 6.0% (continued)
$1,310,000	AAA	Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/14	$1,460,152
		Mount Vernon, IL Elderly Housing Corp., First Lien Revenue:
215,000	Ba3*	7.875% due 4/1/05	215,000
235,000	Ba3*	7.875% due 4/1/06	235,139
250,000	Ba3*	7.875% due 4/1/07	250,445
270,000	Ba3*	7.875% due 4/1/08	270,348
1,000,000	Aaa*	Will County, IL School District No. 122, New Lenox Series D, zero-coupon bond to yield 5.070% due 11/1/24	372,480
			11,173,013
Indiana - 0.7%
800,000	AAA	Ball State, University of Indiana, University Revenue, Series K, FGIC-Insured, 5.750% due 7/1/20	880,936
285,000	AAA	Madison County, IN Industrial Hospital Authority Facilities Revenue, (Community Hospital of Anderson Project), 9.250% due 1/1/10 (c)	330,780
			1,211,716
Iowa - 1.3%
1,000,000	A1*	Iowa Finance Authority Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	1,078,370
1,035,000	AAA	Muscatine, IA Electric Revenue, 9.700% due 1/1/13 (c)	1,298,397
			2,376,767
Kansas - 1.8%
1,000,000	BBB	Burlington, KS Environmental Improvement Revenue, (Kansas City Power & Light Project), 4.750% due 9/1/15	1,031,710
2,245,000	AA	Johnson County, KS GO, Unified School District No. 229, Series A, 5.125% due 10/1/20 (b)	2,373,324
			3,405,034
Louisiana - 1.6%
650,000	AAA	Calcasieu Parish, LA Memorial Hospital Service District Hospital Revenue, (Lake Charles Memorial Hospital Project), Series A, CONNIE LEE-Insured, 7.500% due 12/1/05	669,156
355,000	AAA	Louisiana Public Facilities Authority Hospital Revenue Refunding, (Southern Baptist Hospital Inc. Project), 8.000% due 5/15/12 (c)	408,846
1,690,000	AAA	Monroe, LA Sales & Use Tax Revenue, FGIC-Insured, 5.625% due 7/1/25	1,857,192
			2,935,194
Maryland - 1.8%
1,000,000	AAA	Maryland State Health & Higher Education Facilities Authority Revenue Refunding, (Mercy Medical Center Project), FSA-Insured, 6.500% due 7/1/13	1,154,550
2,000,000	AAA	Montgomery County, MD GO, Refunding, 5.250% due 10/1/14 (b)	2,187,080
			3,341,630

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Massachusetts - 6.5%
$875,000	AAA	Boston, MA Water & Sewer Community Revenue, 10.875% due 1/1/09 (c)	$1,024,249
1,130,000	Aaa*	Lancaster, MA GO, AMBAC-Insured, 5.375% due 4/15/17	1,236,457
		Massachusetts State Development Finance Agency Revenue:
500,000	A	Curry College, Series A, ACA-Insured, 6.000% due 3/1/20	530,950
370,000	AAA	Series A, GNMA-Collateralized, 6.700% due 10/20/21	421,944
1,500,000	AAA	Massachusetts State GO, RITES, MBIA-Insured, 8.066% due 5/1/09 (e)	1,810,560
		Massachusetts State Health & Educational Facilities Authority Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12 (b)	2,195,420
835,000	BBB	6.750% due 7/1/16	937,789
1,000,000	BBB-	Milford-Whitinsville Regional Hospital, Series D, 6.500% due 7/15/23	1,073,410
1,000,000	BBB+†	Winchester Hospital, Series E, (Call 7/1/10 @ 101), 6.750% due 7/1/30 (f)	1,156,450
1,160,000	AAA	Massachusetts State Industrial Finance Agency, Assisted Living Facility Revenue, (Arbors at Amherst Project), GNMA-Collateralized, 5.750% due 6/20/17 (d)	1,260,236
500,000	A3*	New England Education Loan Marketing Corp., MA Student Loan Revenue, Sub-Issue H, 6.900% due 11/1/09 (d)	536,690
			12,184,155
Michigan - 2.6%
500,000	VMIG 1*	Detroit, MI Sewer Disposal System Revenue, Refunding Sr. Lien, Series C-2, 2.250% due 7/1/29 (g)	500,000
1,000,000	AAA	Jenison, MI Public Schools, FGIC-Insured, 5.500% due 5/1/20	1,094,800
1,000,000	Aaa*	Memphis, MI GO, FGIC-Insured, 5.150% due 5/1/19	1,042,790
1,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.500% due 11/1/18	1,065,680
1,000,000	AAA	Walled Lake Consolidated School District, Refunding, MBIA-Insured, 5.000% due 5/1/22	1,050,030
			4,753,300
Missouri - 1.1%
1,000,000	AAA	Hazelwood, MO School District GO, Direct Deposit Program, Series A, FGIC-Insured, 5.000% due 3/1/23	1,058,420
405,000	NR	Lee’s Summit, MO IDA, Health Facilities Revenue, (John Knox Village Project), 5.750% due 8/15/11	434,561
60,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (d)	61,466
395,000	AAA	Nevada, MO, Waterworks System Revenue, 10.000% due 10/1/10 (c)	475,746
25,000	AAA	St. Louis County, MO Single-Family Mortgage Revenue, MBIA-Insured, 6.750% due 4/1/10	26,092
			2,056,285

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Nebraska - 1.5%
		NebHELP Inc. Revenue, NE, MBIA-Insured:
$1,000,000	Aaa*	Jr. Sub-Series A-6, 6.450% due 6/1/18 (d)	$1,073,460
1,700,000	Aaa*	Sr. Sub-Series A-5A, 6.200% due 6/1/13 (d)	1,767,201
			2,840,661
Nevada - 0.7%
1,220,000	A-	Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A, 6.200% due 7/1/09	1,334,058
New Hampshire - 0.6%
915,000	A-	New Hampshire Health & Educational Facilities Authority Revenue, Covenant Healthcare System, 6.500% due 7/1/17	1,021,973
New Jersey - 0.1%
190,000	AAA	Ringwood Borough, NJ Sewer Authority Special Obligation, 9.875% due 7/1/13 (c)	236,951
New Mexico - 0.2%
335,000	A†	New Mexico Educational Assistance Foundation, Student Loan Revenue, First Sub-Series A-2, 5.950% due 11/1/07 (d)	343,827
New York - 3.4%
1,015,000	NR	New York City, NY IDA, Civic Facilities Revenue Refunding, (New York Community Hospital Brooklyn), 6.875% due 11/1/10	1,031,382
1,760,000	AAA	New York State Dormitory Authority Revenue, Mental Health Services Improvement Facilities, Series D, 5.000% due 2/15/18	1,875,562
1,270,000	NR	Suffolk County, NY IDA, Civic Facility Revenue, (Eastern Long Island Hospital Association Project A), 7.750% due 1/1/22	1,309,167
2,000,000	AA-	Tobacco Settlement Financing Corp., NY, Series C-1, 5.500% due 6/1/14 (b)	2,157,360
			6,373,471
North Carolina -1.6%
245,000	AAA	Charlotte, NC Mortgage Revenue Refunding, Double Oaks Apartments, Series A, FHA-Insured, 7.300% due 11/15/07	257,150
1,000,000	BBB	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series D, 6.450% due 1/1/14	1,099,380
1,405,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, 10.500% due 1/1/10 (c)	1,684,946
			3,041,476
Ohio - 7.9%
1,370,000	AAA	Cleveland, OH Waterworks Revenue, Series K, FGIC-Insured, (Call 1/1/12 @ 100), 5.250% due 1/1/21 (f)	1,500,684
1,520,000	BBB	Cuyahoga County, OH Hospital Facility Revenue, (Canton Inc. Project), 6.750% due 1/1/10	1,649,519
1,855,000	Aaa*	Highland OH Local School District, FSA-Insured, 5.750% due 12/1/19 (b)	2,091,420
1,000,000	Aaa*	Kettering, OH City School District, Refunding School Improvement, FSA-Insured, 5.000% due 12/1/19	1,064,550

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Ohio - 7.9% (continued)
		Lake County, OH Hospital Improvement Revenue:
$255,000	AAA	Lake County Memorial Hospital Project, 8.625% due 11/1/09 (c)	$288,744
135,000	NR	Ridgecliff Hospital Project, 8.000% due 10/1/09 (c)	150,389
180,000	AAA	Lima, OH Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (c)	188,428
1,500,000	BB+	Ohio State Air Quality Development Authority Revenue, Pollution Control, (Cleveland Electric Illuminating Co. Project), 6.000% due 12/1/13	1,585,170
3,010,000	AA+	Ohio State GO, (Conservation Projects), Series A, 5.250% due 9/1/13 (b)	3,258,685
		Ohio State Water Development Authority Revenue:
2,315,000	AAA	9.375% due 12/1/10 (c)(i)	2,658,014
290,000	AAA	Safe Water, Series III, 9.000% due 12/1/10 (c)	332,268
			14,767,871
Oklahoma - 0.7%
55,000	AAA	Oklahoma State Industrial Authority Revenue, Oklahoma Health Care Corp., Series A, FGIC-Insured, (Call 5/1/07 @ 100), 9.125% due 11/1/08 (f)	60,419
350,000	BBB†	Tulsa, OK Housing Assistance Corp., Multi-Family Revenue, 7.250% due 10/1/07 (d)	351,260
		Tulsa, OK Municipal Airport Revenue Refunding, American Airlines, Series B:
500,000	B-	6.000% due 6/1/35, mandatory tender 12/1/08 (d)	477,570
500,000	B-	5.650% due 12/1/35, mandatory tender 12/1/08 (d)	472,055
			1,361,304
Oregon - 1.5%
1,200,000	BBB†	Klamath Falls, OR Intercommunity Hospital Authority Revenue, (Merle West Medical Center Project), 8.000% due 9/1/08 (c)	1,296,432
1,355,000	NR	Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.000% due 3/1/12 (d)	1,439,227
			2,735,659
Pennsylvania - 6.7%
970,000	AAA	Conneaut, PA School District, AMBAC-Insured, 9.500% due 5/1/12 (c)	1,149,974
1,855,000	AAA	Delaware River, Port Authority of Pennsylvania & New Jersey, RITES, FSA-Insured, 8.076% due 1/1/10 (b)(e)	2,249,855
1,000,000	Aaa*	Harrisburg, PA Parking Authority, Parking Revenue, FSA-Insured, 5.500% due 5/15/20	1,093,290
1,365,000	AA	Northampton County, PA IDA Revenue, (Moravian Hall Square Project), 5.500% due 7/1/19	1,464,577
1,000,000	AAA	Pennsylvania State IDR, Economic Development Revenue, AMBAC-Insured, 5.500% due 7/1/21	1,098,930
		Philadelphia, PA Hospitals Authority Revenue,
125,000	AAA	Thomas Jefferson University Hospital, 7.000% due 7/1/08 (c)	133,244
535,000	Aaa*	United Hospital Inc. Project, (Call 7/1/05 @ 100), 10.875% due 7/1/08 (f)	545,748

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Pennsylvania - 6.7% (continued)
$1,000,000	AAA	Philadelphia, PA School District, Series A, FSA-Insured, (Call 2/1/12 @ 100), 5.500% due 2/1/23 (f)	$1,111,420
2,000,000	AAA	Philadelphia, PA Water & Wastewater Revenue, Series B, FGIC-Insured, 5.250% due 11/1/14 (b)	2,191,980
1,350,000	AAA	Pittsburgh, PA School District, FSA-Insured, 5.375% due 9/1/16	1,517,306
			12,556,324
Puerto Rico - 0.8%
1,500,000	BBB+	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,580,025
Rhode Island - 0.6%
1,000,000	AA	Central Falls, RI GO, 5.875% due 5/15/15	1,106,280
South Carolina - 3.3%
135,000	AAA	Anderson County, SC Hospital Facilities Revenue, 7.125% due 8/1/07 (c)	142,228
1,445,000	AA-	Charleston, SC Waterworks & Sewer Revenue, 5.250% due 1/1/16	1,559,805
		Greenville County, SC School District, Installment Purchase Revenue, (Building Equity Sooner for Tomorrow Project):
2,000,000	AA-	6.000% due 12/1/21 (b)	2,229,940
2,000,000	AA-	(Call 12/1/12 @ 101), 5.875% due 12/1/19 (b)(f)	2,208,300
			6,140,273
South Dakota - 1.9%
2,400,000	Aa2*	Minnehaha County, SD GO, Limited Tax Certificates, (Call 12/1/10 @ 100), 5.625% due 12/1/20 (b)(f)	2,627,280
795,000	A	South Dakota Economic Development Finance Authority, Economic Development Revenue APA Optics, Series A, 6.750% due 4/1/16 (d)	832,309
			3,459,589
Tennessee - 0.7%
600,000	AAA	Jackson, TN Water and Sewer Revenue, 7.200% due 7/1/12 (c)	676,794
445,000	A2*	McMinnville, TN Housing Authority Revenue Refunding, First Mortgage, Beersheba Heights, 6.000% due 10/1/09	467,014
145,000	AAA	Metropolitan Nashville, TN Airport Authority Tennessee Airport Revenue, MBIA-Insured, 7.500% due 7/1/05 (c)	146,794
			1,290,602
Texas - 9.4%
1,000,000	Baa1*	Bexar County, TX Housing Finance Corp., Multi-Family Housing Revenue Refunding, Nob Hill Apartments, Series A, 6.000% due 6/1/21	999,900
2,000,000	Aa3*	Brazos River, TX Harbor Navigation District, Brazoria County, PCR, (BASF Corp. Project), 6.750% due 2/1/10 (b)	2,282,180
2,000,000	AAA	Dallas, TX Area Rapid Transit Sales Tax Revenue, Sr. Lien, AMBAC-Insured, 5.375% due 12/1/16 (b)	2,171,360

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 9.4% (continued)
		Dallas/Fort Worth, TX International Airport Facility, Improvement Corp. Revenue Refunding:
$1,500,000	CCC	American Airlines Inc., Series C, 6.150% due 5/1/29, mandatory tender 11/1/07 (d)	$1,374,030
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/20 (d)	1,070,620
1,000,000	AAA	El Paso, TX Water and Sewer Revenue Refunding and Improvement, Series A, FSA-Insured, 6.000% due 3/1/15	1,138,990
		El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue:
360,000	A3*	American Village Communities, Series A, 6.250% due 12/1/24	368,971
280,000	Baa3*	La Plaza Apartments, Sub-Series C, 8.000% due 7/1/30	284,774
2,000,000	AA	Fort Worth, TX Water and Sewer Revenue, (Call 2/15/12 @ 100), 5.625% due 2/15/17 (b)(f)	2,245,480
585,000	AAA	Grand Prairie, TX Housing Finance Corp., Multi-Family Housing Revenue, (Landings of Carrier Project A), GNMA-Collateralized, 6.650% due 9/20/22	655,955
1,000,000	AAA	Harris County, TX Hospital District Revenue Refunding, MBIA-Insured: 6.000% due 2/15/15	1,115,500
1,900,000	NR	IAH Public Facilities Corp. Project Revenue 7.000% due 5/1/15	1,861,012
1,000,000	AAA	Southwest Higher Education Authority Inc., TX, (Southern Methodist University Project), AMBAC-Insured, 5.500% due 10/1/19	1,103,720
315,000	Aaa*	Tarrant County, TX Hospital Authority Revenue, Adventist Health System-Sunbelt, 10.250% due 10/1/10 (c)	378,709
275,000	AAA	Texas State Department of Housing and Community Affairs, Home Mortgage Revenue, RIBS, Series C-2, GMNA/FNMA/FHLMC-Collateralized, 10.829% due 7/2/24 (d)(j)	276,367
130,000	NR	Tom Green County, TX Hospital Authority, 7.875% due 2/1/06 (c)	135,535
			17,463,103
Utah - 1.8%
1,580,000	Aaa*	Salt Lake & Sandy Metropolitan Water District Revenue, Series A, AMBAC-Insured, 5.000% due 7/1/24	1,654,702
		Spanish Fork City, UT Water Revenue, FSA-Insured:
350,000	Aaa*	(Call 6/1/12 @ 100), 5.500% due 6/1/16 (f)	391,839
1,135,000	Aaa*	Unrefunded, 5.500% due 6/1/16	1,247,376
			3,293,917
Virginia - 0.5%
1,000,000	B2*	Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C, 6.850% due 7/15/21	934,080

See Notes to Schedule of Investments.

INTERMEDIATE MUNI FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Washington - 1.9%
$1,250,000	Aaa*	Cowlitz County Washington School District, No. 122 Longview, 5.500% due 12/1/19	$1,354,750
2,000,000	AAA	Energy Northwest Washington Electric Revenue, (Project No. 3), Series A, FSA-Insured, 5.500% due 7/1/18 (b)	2,170,460
			3,525,210
West Virginia - 0.1%
115,000	AAA	Cabell, Putnam & Wayne Counties, WV Single-Family Residence Mortgage Revenue, FGIC-Insured, 7.375% due 4/1/10 (c)	125,679
Wisconsin - 1.1%
2,000,000	BBB	LaCrosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co. Project), 6.000% due 11/1/21 (b)(d)	2,105,500
		TOTAL INVESTMENTS — 100.0% (Cost —$179,682,310**)	$186,311,924

(a)          All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service, and those which are identified by a dagger (†), are rated by Fitch Ratings.

(b)         All or a portion of this security is segregated for open futures contracts and/or extended settlements.

(c)          Bonds are escrowed to maturity with government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for the new ratings.

(d)         Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e)          Residual interest tax-exempt securities - coupon varies inversely with the level of short-term tax exempt interest rates.

(f)            Pre-Refunded bonds are escrowed with government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(g)         Variable rate demand obligations payable at par on demand at any time on no more than seven days notice. The coupon listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(h)         Security is in default.

(i)             All or a portion of this security is held as collateral for open future contracts commitments.

(j)             Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.

(**) Aggregate cost for federal income tax purposes is substantially the same.

See pages 11 through 13 for definition of ratings and certain abbreviations.

Summary of Investments by Sector ‡

Education	18.8%
Hospitals	14.9
Escrowed to Maturity	12.5
General Obligation	8.5
Transportation	8.0
Water & Sewer	6.4
Utilities	4.1
Pollution Control	3.8
Pre-Refunded	3.8
Lifecare Systems	3.3
Tax Allocation	3.3
Other	12.6
100.0%

‡ As a percentage of total investments. Please note that the Fund’s holdings are as of March 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly CCC and CC     speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba —Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings (“Fitch”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) sign or minus (–) sign to show relative standings within the major ratings categories.

AA — Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is very strong.

A — Bonds and preferred stock considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB — Bonds rated “BBB” are considered to be investment-grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1— Moody’s highest rating for issues having a demand feature — VRDO.

Abbreviations* (unaudited)

* Abbreviations may or may not appear in the Schedule of Investments.

ACA — American Capital Assurance

AMBAC — Ambac Assurance Corporation

CGIC — Capital Guaranty Insurance Company

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

IDR — Industrial Development Revenue

INDLC — Industrial Indemnity Company

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

PCFA — Pollution Control Financing Authority

PCR — Pollution Control Revenue

PSFG — Permanent School Fund Guaranty

RIBS — Residual Interest Bonds

RITES – Residual Interest Tax-Exempt Securities

VRDD — Variable Rate Daily Demand

XLCA – XL Capital Assurance

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Intermediate Muni Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,017,436
Gross unrealized depreciation	(1,387,822)
Net unrealized appreciation	$6,629,614

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond	500	6/05	$55,907,345	$55,687,500	$219,845

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Intermediate Muni Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	May 27, 2005